Contingencies, Claims and Legal Proceedings	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Claims and Legal Proceedings [Abstract]
CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

23. CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

The Company is subject to possible loss contingencies arising in the ordinary course of business. These include but are not limited to: warranty cost on the products of the Company, breach of contract claims, claims for unauthorized use of third-party intellectual property, tax claims beyond assessed uncertain tax positions as well as claims for environmental damages. In determining loss contingencies, the Company considers the likelihood of impairing an asset or the incurrence of a liability at the date of the financial statements as well as the ability to reasonably estimate the amount of such loss. The Company records a provision for a loss contingency when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. The Company regularly reevaluates claims to determine whether provisions need to be readjusted based on the most current information available to the Company. Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.

The Company has received and may in the future receive communications alleging possible infringements, in particular in the case of patents and similar intellectual property rights of others. Furthermore, the Company periodically conducts broad patent cross license discussions with other industry participants which may or not be successfully concluded. The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copyrights, trademarks or trade secrets. In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to license patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.

The Company is otherwise also involved in various lawsuits, claims, investigations and proceedings incidental to its business and operations.

In 2006, Tessera initiated a patent infringement lawsuit against the Company and numerous other semiconductor manufacturers in the U.S. District Court for the Northern District of California. Tessera also filed a complaint in 2007 with the International Trade Commission in Washington, D.C. (“ITC”) against the Company and numerous other parties. During the ITC proceedings, the District Court action was stayed. On May 20, 2009 the ITC issued a limited exclusion order as well as a cease and desist order, both of which were terminated when the Tessera patents expired. The patents asserted by Tessera, which related to ball grid array packaging technology, expired in September 2010. The Court of Appeal affirmed the ITC’s orders and on November 28, 2011, the U.S. Supreme Court denied the defendants petition for review, and the ITC decision became final.

The District Court proceedings have recently been revived in California. Pursuant to these proceedings, Tessera may continue to seek an unspecified amount of monetary damages as compensation for alleged infringement of its two packaging patents now expired. The schedule for the proceedings has not yet been fixed.

On December 1, 2010, Rambus Inc. filed a complaint with the ITC against the Company and numerous other parties, asserting that the Company engaged in unfair trade practices by importing certain memory controllers and devices using certain interface technologies that allegedly infringe certain patents owned by Rambus. The complaint seeks an exclusion order to bar importation into the United States of all semiconductor chips that include memory controllers and/or peripheral interfaces that are manufactured, imported, or sold for importation and that infringe any claim of the asserted patents, and all products incorporating the same. The complaint further seeks a cease and desist order directing the Company and other parties to cease and desist from importing, marketing, advertising, demonstrating, sampling, warehousing inventory for distribution, offering for sale, selling, distributing, licensing, or using any semiconductor chips that include memory controllers and/or peripheral interfaces, and products containing such semiconductor chips, that infringe any claim of the asserted patents. On December 29, 2010, the ITC voted to institute an investigation based on Rambus’ complaint. The Company filed its response to the complaint on February 1, 2011. A trial was held before the ITC from October 11, 2011 until October 20, 2011. On March 2, 2012, the ITC issued an Initial Determination ruling that the Company, along with its other co-defendants, did not violate the five patents asserted by Rambus. The ITC’s Final Determination is expected on or before July 5, 2012.

Also on December 1, 2010, Rambus filed a lawsuit against the Company in the U.S. District Court for the Northern District of California alleging infringement of nineteen Rambus patents. On June 13, 2011, the District Court issued an order granting in part and denying in part defendants’ motion to stay the action concerning Rambus patent infringement claims pending completion of the aforementioned ITC proceedings. The case is stayed as to nine of the asserted patents, and moving forward as to the remaining patents. No trial date has yet been set. The Company intends to vigorously defend its position in these matters.

Following a request made in March 2011, the Company has been informed that on February 1, 2012, the President of the Second Chamber of the European Court of Justice issued an order allowing the Company to intervene in a case between Hynix, on the one hand, and the European Commission and Qualcomm on the other hand, seeking annulment of the European Commission decision of December 9, 2009, which made binding certain commitments by Rambus on maximum royalty rates that would be applicable to a license of the patents asserted by Rambus against the Company, should the Company decide to enter into such a license.

On December 4, 2009, the Company received from the International Chamber of Commerce the notification of a request for arbitration filed by NXP Semiconductors Netherlands BV (“NXP”) against the Company, claiming compensation for so called underloading costs of approximately $59 million pursuant to a Manufacturing Services Agreement entered into between NXP and ST-NXP Wireless, at the time of the creation of ST-NXP Wireless, the Company’s wireless semiconductor products joint venture with NXP. During the second quarter of 2011, an arbitration hearing was held in Paris regarding this claim. Final briefs were filed in July 2011 and the Company is expecting the decision from the arbitral panel by the end of March 2012. The Company remains confident in the strength of its legal position regarding this claim.

The pending proceedings which the Company faces involve complex questions of fact and law. The results of legal proceedings are uncertain and material adverse outcomes are possible.

The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company. There can be no assurance that its recorded reserves will be sufficient to cover the extent of its potential liabilities. Legal costs associated with claims are expensed as incurred. In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize. As of December 31, 2011, provisions for estimated probable losses with respect to legal proceedings were not considered material. The Company estimates possible losses between $10 to $50 million. Additionally, at this time and on the basis of available information, the Company believes that the possible loss contingencies in aggregate, as they can be reasonably estimated, do not represent a material amount to the financial statements as a whole, including results of operations, cash flows and financial position.

In 2006, the EU Commission allowed the modification of the conditions of a grant pertaining to the building, facilitation and equipment of the facility in Catania, Italy (the “M6 Plant”). The Company has received approximately €44 million to date. The M6 Plant and the Contratto di programma have been transferred to Numonyx.

On September 13, 2011, a monitoring of M6 investment and the related benefits was launched by the European Commission, requesting information about the status and the ownership of the benefits of the M6 investment during the period 2001-2006. The Italian authorities provided detailed feedback on October 7, 2011, including the history of the investment made and the motivation of the state aid granted. The European Commission requested further information from the Italian authorities on January 19, 2012, about the formal interpretation related to the definition of “investment activation” and its application to the M6 case. In the event of an adverse determination by the European Commission, the Company could be required to refund all or a portion of the public funding previously received in connection with the M6 Plant. The Company believes it has fulfilled all requirements associated with the grants.